Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 MYR (RM)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	50.00%	50.00%	50.00%
IncomeTaxExpenseBenefit | $		$ 10,000
Taxable income exempted from income tax | $		190,000
Additional paid in capital	$ 21,259,545				$ 22,522,570	$ 11,292,123	$ 29,044,790
Gross profit	$ 3,225,143	$ 4,406,189		$ 1,303,457	$ 1,719,652	$ 2,316,914
MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	24.00%	24.00%	24.00%
IncomeTaxExpenseBenefit			RM 600,000
Additional paid in capital								RM 2,500,000
Gross profit			50,000,000
Income tax expense benefit			RM 600,000
Minimum [Member] | SINGAPORE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	17.00%	17.00%	17.00%
Minimum [Member] | MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	17.00%	17.00%	17.00%
Maximum [Member] | SINGAPORE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	75.00%	75.00%	75.00%
Maximum [Member] | MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	24.00%	24.00%	24.00%